Report of Independent Registered
Public Accounting Firm

To the Board of Trustees and
Shareholders of FlowStone Opportunity
Fund

In planning and performing our audit of
the consolidated financial statements of
FlowStone Opportunity Fund (the
"Fund") as of and for the year ended
March 31, 2024, in accordance with the
standards of the Public Company
Accounting Oversight Board (United
States) (PCAOB), we considered the
Fund s internal control over financial
reporting, including controls over
safeguarding securities, as a basis for
designing our auditing procedures for
the purpose of expressing our opinion
on the consolidated financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Fund s internal control over financial reporting.
Accordingly, we do not express an
opinion on the effectiveness of the
Fund s internal control over financial
reporting.

The management of the Fund is
responsible for establishing and
maintaining effective internal control
over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of the consolidated financial statements for external purposes in accordance with generally accepted accounting principles. A company s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of the consolidated financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company s assets that could have a material effect on the consolidated financial statements.

Because of its inherent limitations,
internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over
financial reporting exists when the
design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company s annual or interim consolidated financial statements will not be prevented or detected on a timely basis.

Our consideration of the Fund s internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB.
However, we noted no deficiencies in
the Fund s internal control over
financial reporting and its operation,
including controls over safeguarding
securities, that we consider to be
material weaknesses as defined above as
of March 31, 2024.

This report is intended solely for the
information and use of the Board of
Trustees of FlowStone Opportunity
Fund and the Securities and Exchange
Commission and is not intended to be
and should not be used by anyone other
than these specified parties.

/s/ Pricewaterhousecoopers LLP
Chicago, Illinois
May 30, 2024